Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Activity In The Allowance For Loan Losses By Portfolio Segment ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 16,348	$ 14,364
Charge-offs	(6,524)	(5,499)
Recoveries	934	683
Net charge-offs	(5,590)	(4,816)
Provision for loan losses charged to expense	4,000	6,800
Ending Balance	14,758	16,348
SBA held to maturity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,088	4,198
Charge-offs	(1,332)	(2,348)
Recoveries	518	216
Net charge-offs	(814)	(2,132)
Provision for loan losses charged to expense	104	2,022
Ending Balance	3,378	4,088
SBA 504 loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,423	1,551
Charge-offs	(808)	(950)
Recoveries	108	77
Net charge-offs	(700)	(873)
Provision for loan losses charged to expense	589	745
Ending Balance	1,312	1,423
Total Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	8,129	6,011
Charge-offs	(3,504)	(1,809)
Recoveries	306	330
Net charge-offs	(3,198)	(1,479)
Provision for loan losses charged to expense	2,160	3,597
Ending Balance	7,091	8,129
Total residential mortgage loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,703	1,679
Charge-offs	(824)	(215)
Recoveries		54
Net charge-offs	(824)	(161)
Provision for loan losses charged to expense	890	185
Ending Balance	1,769	1,703
Total consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	536	586
Charge-offs	(56)	(177)
Recoveries	2	6
Net charge-offs	(54)	(171)
Provision for loan losses charged to expense	42	121
Ending Balance	524	536
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	469	339
Provision for loan losses charged to expense	215	130
Ending Balance	$ 684	$ 469